Financial Instruments - Forward Agreements to Purchase Foreign Currency (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	$ 67,216	$ 52,369
Year one
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	0
Year two
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	6,251
Year three
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	4,358
Year four
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	6,819
Forward contract | Year one
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Face amount	8,052	11,449
Fair value Liability	(138)	(573)
Fair Value Asset	$ 560	$ 36